PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	September 30,	March 31,
	2025	2025
Electronic equipment	$124,426	$58,055
Machinery and equipment	1,224,709	1,154,638
Office furniture	60,988	59,831
Motor vehicles	271,452	269,668
Leasehold improvement	273,089	267,911
Subtotal	1,954,664	1,810,103
Less: accumulated depreciation	(1,575,226)	(1,424,688)
Property and equipment, net	$379,438	$385,415

	March 31,	March 31,
	2025	2024
Electric equipment	$58,055	$46,264
Machinery and equipment	1,154,638	1,103,319
Office furniture	59,831	51,213
Motor vehicles	269,668	250,933
Leasehold improvement	267,911	269,238
Subtotal	1,810,103	1,720,967
Less: accumulated depreciation	(1,424,688)	(1,121,136)
Property and equipment, net	$385,415	$599,831

Schedule of Equipment on Operating Lease

Machinery and Equipment represents the equipment on operating lease, and the accumulated depreciation were as follows:

	September 30,	March 31,
	2025	2025
Equipment on operating lease	$1,224,709	$1,154,638
Less: accumulated depreciation	(976,255)	(888,849)
Equipment on operating lease, net	$248,454	$265,789

	March 31,	March 31,
	2025	2024
Equipment on operating lease	$1,154,638	$1,103,319
Less: accumulated depreciation	(888,849)	(738,769)
Equipment on operating lease, net	$265,789	$364,550